Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 129.8	$ 172.5
Equity securities (note 18)	18.6	23.9
Amounts receivable (note 5)	37.2	31.1
Income taxes receivable	0.0	8.7
Inventory (note 6)	234.2	199.0
Other current assets (note 7)	16.2	24.2
Assets held for sale (note 14)	5.0	0.0
Total Current Assets	441.0	459.4
Non-Current Assets
Long-term inventory (note 6)	0.0	10.6
Mineral property, plant and equipment (note 8)	3,173.8	3,108.5
Other non-current assets (note 9)	59.4	43.0
Total Assets	3,674.2	3,621.5
Current Liabilities
Accounts payable and accrued liabilities (note 10)	181.2	157.4
Income taxes payable	0.7	0.0
Total Current Liabilities	181.9	157.4
Non-Current Liabilities
Deferred income taxes (note 12)	660.9	623.2
Decommissioning liabilities (note 11)	108.1	102.8
Other non-current liabilities	2.2	2.5
Total Liabilities	953.1	885.9
E Q U I T Y
Share capital (note 13)	3,703.8	3,692.9
Contributed surplus	90.7	89.5
Accumulated other comprehensive (loss) income	(24.8)	1.9
Deficit	(1,048.6)	(1,048.7)
Total Equity	2,721.1	2,735.6
Total Liabilities and Equity	$ 3,674.2	$ 3,621.5